Other current and non-current non-financial assets	12 Months Ended
Dec. 31, 2018
Disclosure of other non-financial assets [Abstract]
Disclosure of other non-financial assets [Text Block]
Note 16

Other current and non-current non-financial assets

As of December 31, 2018, and December 31, 2017, the detail of other current and non-current assets is as follows:

Other non-financial assets, current	12/31/2018	12/31/2017
	ThUS$	ThUS$
Domestic Value Added Tax	20,209	11,484
Foreign Value Added Tax	7,211	5,122
Prepaid mining licenses	1,329	1,205
Prepaid insurance	1,763	2,446
Other prepayments	2,988	1,443
Refund of Value Added Tax to exporters	12,545	941
Other taxes	2,800	4,027
Other assets	341	215
Total	49,186	26,883

Other non-financial assets, non-current	12/31/2018	12/31/2017
	ThUS$	ThUS$
Stain development expenses and prospecting expenses (1)	26,189	17,721
Guarantee deposits	712	771
Other assets	639	770
Total	27,540	19,262

1)	Reconciliation of changes in assets for exploration and mineral resource evaluation, by type.

Movements in assets for the exploration and evaluation of mineral resources as of December 31, 2018, and December 31, 2017:

Reconciliation	12/31/2018	12/31/2017
	ThUS$	ThUS$

Opening balance	17,721	23,008
Changes
Additions, other than business combinations	11,298	-
Reclassifications	1,987	595
Increase (decrease) due to transfers and other charges	(4,817)	(5,882)
Total changes	8,468	(5,287)
Total	26,189	17,721

As of the presentation date, no reevaluations of assets for exploration and assessment of mineral resources have been conducted.